Securities	3 Months Ended
Mar. 31, 2012
Securities [Abstract]
Secutrities

(2) Securities

Amortized cost and fair value of available-for-sale and held-to-maturity securities at March 31, 2012 are summarized as follows:

	March 31, 2012
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	51,149	267	(113)	51,303
State and municipal obligations	51,605	1,627	(16)	53,216
Corporate obligations (1)	1,094	2	(269)	827
Equity securities	1,292	190	-	1,482

Total Securities Available for Sale	$105,642	2,086	(398)	107,330

	(1)Amortized cost includes cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$7	2	-	9
State and municipal obligations	164,629	4,520	(182)	168,967
Corporate obligations	828	305	-	1,133

Total Securities Held to Maturity	$165,464	4,827	(182)	170,109

2) Securities (continued)

The amortized cost and fair value of debt securities by years to maturity as of March 31, 2012, follow (in thousands). Maturities of amortizing securities are classified in accordance with their contractual repayment schedules. Expected maturities will differ from contracted maturities since issuers may have the right to call or prepay obligations without penalties

	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$16,011	16,165	28,646	28,895
1 to 5	35,050	36,529	118,385	122,171
5 to 10	48,177	48,268	17,588	17,890
10 and over	5,112	4,886	845	1,153

Total	$104,350	105,848	165,464	170,109

(1)Amortized cost includes a cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

The following table presents the fair value of securities with gross unrealized losses at March 31, 2012, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$21,965	113	-	-	21,965	113
State and municipal obligations	309	2	1,268	14	1,577	16
Corporate obligations	-	-	1,056	269	1,056	269

Total temporarily impaired securities	$22,274	115	2,324	283	24,598	398

Securities Held to Maturity:
State and municipal obligations	$15,819	121	4,572	61	20,391	182

Total temporarily impaired securities	$15,819	121	4,572	61	20,391	182

Substantially all of the unrealized losses on the Company's securities were caused by market interest rate changes from those in effect when the specific securities were purchased by the Company. The contractual terms of these securities do not permit the issuer to settle the securities at a price less than par value. Except for certain corporate obligations, all securities rated by an independent rating agency carry an investment grade rating. Because the Company does not intend to sell the securities and it believes it is not likely to be required to sell the securities before recovery of their amortized cost basis, which may be, and is likely to be, maturity, the Company does not consider these securities to be other-than-temporarily impaired at March 31, 2012, except as discussed below.

In the available-for-sale portfolio, the Company holds approximately $0.8 million of bank trust-preferred securities with an adjusted cost basis of $1.1 million. These securities are backed by debt obligations of banks, with approximately $0.7 million of the securities backed by two of the largest U.S. banks and $0.1 million backed by a pool of banks' debt in the form of a collateralized debt obligation (CDO). As a result of market upheaval, a lack of regular trading market in these securities, and bank failures, the fair value of these securities had fallen sharply in 2008 and continued to fall in the first half of 2009. The Company recognized cumulative other-than-temporary-impairment (OTTI) amounting to $0.9 million on one CDO over several years. Management sold a portion of this security in 2011 and intends to sell the remainder in whole or in part over time. If the financial condition of the underlying banks deteriorates, further write-downs could occur before a sale, which would be reflected in the statement of operations. The maximum potential write-down would be its current carrying value of less than $0.1 million.

(2) Securities (continued)

Amortized cost and fair value of available-for-sale and held-to-maturity securities at December 31, 2011 are summarized as follows:

	December 31, 2011

		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative write-downs of $360,000 prior to 2010 for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

The following table presents the fair value of securities with gross unrealized losses at December 31, 2011, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135